Financial instruments and financial risk management - Market risk, Currency risk, sensitivity analyses (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial instruments and financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Australian Dollar
Financial instruments and financial risk management
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	$ 788	$ 5,981
Other
Financial instruments and financial risk management
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	$ 2	$ 3